Provisions - Provisions for Tax Proceedings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 2,630
Other provisions at end of period	2,574	€ 2,630
Brazil
Disclosure of other provisions [line items]
Other provisions at beginning of period	1,300
Other provisions at end of period	1,229	1,300
Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions at beginning of period	446	340
Movements with a counterparty in operating income	16	31
Write-offs due to payment	(3)	(6)
Monetary updating	38	37
Translation differences	18	44
Other provisions at end of period	€ 515	€ 446